Retirement Benefit and Other Post-retirement Obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	43.00%	29.00%
Insurance [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	43.00%	28.00%
Insurance [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	1.00%
Equities [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	2.00%
Equities [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	1.00%
Equities [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	1.00%
Bonds [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7.00%	2.00%
Bonds [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%
Bonds [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	2.00%
Property [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	7.00%
Property [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	7.00%
Pooled asset investment funds [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	30.00%	44.00%
Pooled asset investment funds [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	30.00%	44.00%
Other [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	13.00%	16.00%
Other [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	13.00%	16.00%